Description of Organization and Business Operations (Details) - USD ($)					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 09, 2022	Jul. 07, 2022	Apr. 01, 2022	Jan. 11, 2021	Jan. 21, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Oct. 11, 2022	Jun. 30, 2022	Jan. 31, 2022
Description of Organization and Business Operations (Details) [Line Items]
Per share unit (in Dollars per share)		$ 10
Gross proceeds				$ 172,500,000
Transaction costs amount						$ 14,303,235		$ 14,303,235		$ 14,303,235
Underwriting fees						3,450,000		3,450,000		3,450,000
Deferred underwriting fees						6,037,500		6,037,500		6,037,500
Fair value amount						4,411,238		4,411,238		4,411,238
Other offering costs						$ 404,497		$ 404,497		$ 404,497
Net proceeds				$ 172,500,000
Share unit price (in Dollars per share)				$ 10
Fair market value, percentage								80.00%		80.00%
Public share (in Dollars per share)								$ 10		$ 10
Public share percentage						15.00%		15.00%		15.00%
Public shares redeem percentage								100.00%		100.00%
Dissolution expenses								$ 100,000		$ 100,000
Offering price per share (in Dollars per share)						$ (10)		$ (10)		$ (10)
Operating bank accounts						$ 113,062		$ 113,062		$ 400,073
Amount held in trust account		$ 104,093,013
Working capital						2,601,113		2,601,113		156,693
Principal amount					$ 1,500,000
Working capital loan			$ 112,500		$ 1,500,000	360,000		360,000		1,500,000		$ 250,000	$ 350,000
Convertible warrants per share (in Dollars per share)					$ 1
Exercised shared (in Shares)		6,845,606
Trust account to pay		$ 68,488,348
Interest earned		$ 32,631				$ 537,869	$ 18,051	855,534	$ 57,897	78,398
Public Shares outstanding (in Shares)		10,404,394
extension funds and deposited								$ 1,030,035
Net Asset Value Per Share (in Dollars per share)						$ 10		$ 10
Working capital loan description								the Company had drawn $1,072,500 on the Working Capital Loan and had $472,500 available to draw.
Taxes payable						$ 590,643		$ 590,643
Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs amount						523,013		523,013		523,013
Securities [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amount held in trust account						$ 105,664,618		$ 105,664,618		$ 172,580,609
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of units (in Shares)				17,250,000
Per share unit (in Dollars per share)										$ 10
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of units (in Shares)				2,250,000
Per share unit (in Dollars per share)				$ 10
Private Placement Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of units (in Shares)								5,200,000		5,200,000
Per share unit (in Dollars per share)						$ 1		$ 1		$ 1
Gross proceeds								$ 5,200,000		$ 5,200,000
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Principal amount					$ 1,500,000
Working capital loan			$ 112,500										$ 350,000
Convertible warrants per share (in Dollars per share)			$ 1
Additional cost											$ 343,345
Aggregate amount	$ 686,690
Deposits [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amount held in trust account						$ 154,924		$ 154,924		$ 80,000
Extension Funds [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amount held in trust account		$ 343,345
Aggregate principal amount		$ 2,060,070
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Outstanding voting securities percentage						50.00%		50.00%		50.00%
Net tangible assets						$ 5,000,001		$ 5,000,001		$ 5,000,001